Fair Value Measurement - Assets Measured at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other non-current assets	¥ 258,704	$ 39,647	¥ 874,531
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	17,926	2,747	5,200
Assets measured at fair value on recurring basis	13,164,736	2,017,584	11,581,517
Fair Value, Measurements, Recurring [Member] | Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	268,634	41,170	738,112
Fair Value, Measurements, Recurring [Member] | Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	7,286,100	1,116,644	2,577,905
Fair Value, Measurements, Recurring [Member] | Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	5,592,076	$ 857,023	8,228,907
Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other non-current assets			31,393
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	17,926		5,200
Assets measured at fair value on recurring basis	13,164,736		11,550,124
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	268,634		738,112
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	7,286,100		2,577,905
Fair Value Measurement Using Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	¥ 5,592,076		8,228,907
Fair Value Measurement Using Inputs Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis			31,393
Fair Value Measurement Using Inputs Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other non-current assets			¥ 31,393